SCHEDULE OF RECONCILIATION OF CASH AND CASH EQUIVALENTS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risks and Uncertainties [Abstract]
Cash	$ 1,792,418	$ 2,056,472	$ 1,422,580